BUSINESS COMBINATIONS - Acquisition of Avanxo (Details) $ in Thousands	Feb. 01, 2019 USD ($) shares	Jan. 17, 2019 USD ($) installment	Dec. 31, 2019 USD ($)	May 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired			$ 97,300		$ 4,137	$ 19,149
Cash paid			103,978		$ 4,328	$ 21,300
Avanxo
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 44,302	$ 44,460	$ 44,302
Cash paid	42,144			$ 1,205
Down payment	40,939
Contingent consideration	2,158
Number of installments | installment		2
Total consideration paid through issuance and delivery of common shares	$ 865
Earn-out payment, percentage	25.00%
Contingent liabilities recognised in business combination		$ 2,318
Consideration payment to be expensed		$ 5,300
Period prior to closing of each share subscription		60 days
Lock-up period of common share issued pursuant to exercise option		12 months
Common stock, shares subscribed (in shares) | shares	14,778
Common stock, value, subscriptions	$ 845
Major business combination | Avanxo
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 7,618